Right-of-Use Assets and Lease Liabilities (Details) - CLP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Right-of-use assets and Lease liabilities [Line Items]
Short-term lease agreements	$ 4,799	$ 3,483
Operating lease rental income	$ 15,723	$ 14,578